Taxation (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 2014 CNY	Dec. 31, 2013 2015 CNY	Dec. 31, 2013 2016 CNY	Dec. 31, 2013 2017 CNY	Dec. 31, 2013 2018 CNY
Component of income tax expenses
Current tax expense		388,320	723,210	435,198
Deferred tax expense (benefit)		142,283	(31,568)	(42,442)
Income tax expenses	87,650	530,603	691,642	392,756
Reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Permanent differences (as a percent)	0.30%	0.30%	(1.00%)	(0.10%)
Effect due to overseas tax-exempt entities (as a percent)	1.40%	1.40%	1.20%	1.40%
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs (as a percent)	(16.40%)	(16.40%)	(11.80%)	(15.50%)
Change in valuation allowance (as a percent)	0.80%	0.80%	1.90%	1.80%
Income tax refund (as a percent)	(7.30%)	(7.30%)		(1.00%)
Effect of withholding income tax (as a percent)	6.90%	6.90%	0.90%
Effect of changes in the tax status (as a percent)				(0.70%)
Effective income tax rate (as a percent)	10.70%	10.70%	16.20%	10.90%
Net operating loss carryforwards and other tax disclosures
Total		782,692			46,233	57,569	178,583	252,783	247,524